Investment Strategy - TCW Core Plus Bond ETF	Jun. 11, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income in accordance with Rule 35d-1 under the Investment Company Act. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change.

The term “fixed income security” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more fixed income securities. Fixed income securities for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more fixed income securities and securities issued in the U.S. and abroad by domestic and foreign corporations and governments, including emerging markets.

The Fund may invest in both investment grade and high yield fixed income securities (commonly known as “junk bonds”), including distressed securities (securities that are in default and are not expected to pay the current coupon), subject to investing no more than 25% of its total assets (measured at the time of investment) in securities rated below investment grade (commonly known as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or unrated securities determined by the Adviser to be of comparable quality.

The Fund’s investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (“TIPS”); residential and commercial mortgage-backed securities; asset-backed securities; U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans and covenant lite loans; municipal bonds; collateralized loan obligations (“CLOs”); Rule 144A securities; private placements and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in money market funds and other cash equivalents, fixed-to-floating rate securities, repurchase agreements, preferred stock, common stock and shares of other investment companies that invest principally in fixed income securities.

The Adviser attempts to focus the Fund’s portfolio holdings in areas of the fixed income market (based on quality, sector, coupon or maturity) that the Adviser believes to be relatively undervalued. Under normal conditions, the Fund’s average portfolio duration varies within one and one-half (1.5) years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Aggregate Index. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. For example, the price of a fixed-income security with an average duration of three years would be expected to fall approximately three percent if market interest rates rose by one percent. Conversely, the price of a fixed-income security with an average duration of three years would be expected to rise approximately three percent if market interest rates dropped by one percent.

The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions (“TBA Transactions”). The Fund may invest in the following non-agency, non-government-sponsored entity securities and privately-issued mortgage-related and other asset-backed securities: residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and CLOs.

The Fund may also utilize listed and over-the-counter traded derivatives instruments including, but not limited to, futures, options, swap agreements (including credit default swaps) and forward contracts for duration/yield curve management and/or hedging purposes.

The Fund may invest in securities of foreign issuers denominated in any currency, including issuers located in emerging markets and instruments that are economically tied to emerging market countries.